INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of provision for income taxes by tax jurisdictions

	Years ended December 31,
	2012	2013	2014
	$	$	$
(Loss) income before income taxes:
PRC	(185,318,162)	(42,539,327)	115,838,449
Switzerland	(51,593,606)	(30,799,509)	1,252,724
United States	(36,911,818)	5,798,384	25,056,853
Other jurisdictions	(18,137,013)	(17,725,779)	(65,400,303)
Total (loss) income before income taxes	(291,960,599)	(85,266,231)	76,747,723

Current tax (benefit) expense:
Current tax expense:
PRC	1,946,775	149,516	3,329,076
Switzerland	(4,327,859)	4,441,146	—
United States	876,505	(2,370,118)	(13,470)
Other jurisdictions	358,423	2,387,945	(6,411,179)
Total current tax (benefit) expense	(1,146,156)	4,608,489	(3,095,573)

Deferred tax (benefit) expense:
PRC	(27,888,483)	(20,077,224)	27,288,797
Switzerland	762,913	(1,230,256)	(3,307)
United States	3,211,018	—	(6,131,540)
Other jurisdictions	(344,364)	3,668,600	(2,570,304)
Total deferred tax (benefit) expense	(24,258,916)	(17,638,880)	18,583,646

Total income taxes (benefit)expense	(25,405,072)	(13,030,391)	15,488,073

Schedule of reconciliation between the PRC statutory income tax rate and the effective income tax rate computed by income tax expense (benefit) and earnings (loss) before income taxes reported in the consolidated statements of operations

	Years ended December 31,
	2012	2013	2014

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Tax rate differential for entities in non-PRC jurisdictions	(1.5)%	(9.1)%	3.8%
PRC tax rate differential, preferential rate	(0.4)%	(2.6)%	(9.4)%
Change in tax rate	—	0.3%	46.3%
Tax effect of permanent differences	0.3%	(2.1)%	(1.8)%
Change in valuation allowance	(15.5)%	3.8%	(43.3)%
Others	0.8%	—	(0.4)%
	8.7%	15.3%	20.2%

Schedule of principal components of deferred income tax assets

	Years ended December 31,
	2013	2014
	$	$

Bad debts provision	22,321,714	10,977,413
Accrued expenses	7,412,564	10,190,820
Government subsidy	5,195,226	2,819,480
Inventory write-down	14,725,522	6,110,751
Advance to suppliers provision	4,743,039	2,795,907
Warranty provision	20,434,130	15,481,032
Net operating loss carryforwards	45,569,006	22,263,085
Others	7,177,713	5,290,721
Total gross deferred tax assets	127,578,914	75,929,209
Valuation allowance on deferred tax assets Valuation allowance on deferred tax assets	(52,475,082)	(19,250,271)
Deferred tax assets, net of valuation allowance	75,103,832	56,678,938

Deferred tax liabilities:
Unrealized foreign exchange gain	(3,700,667)	(1,289,029)
Property, plant and equipment	—	(15,028,011)
Build-to-sell project assets	—	(1,554,230)
Total deferred tax liabilities	(3,700,667)	(17,871,270)

Net deferred tax assets	71,403,165	38,807,668
Analysis as:
Current deferred tax assets	24,202,561	25,701,241
Noncurrent deferred tax assets	50,901,271	30,977,697
Current deferred tax liabilities, included in accrued expenses and other current liabilities	(3,700,667)	(2,843,259)
Noncurrent deferred tax liabilities, included in other noncurrent liabilities	—	(15,028,011)
Total	71,403,165	38,807,668

Schedule of movement of the valuation allowance for deferred tax assets

	At December 31,
	2012	2013	2014
	$	$	$
Balance, beginning of the year	10,544,364	55,702,812	52,475,082
Addition (deduction) during the year	45,158,448	(3,227,730)	(33,224,811)
Balance, end of the year	55,702,812	52,475,082	19,250,271